Cash And Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Cash And Cash Equivalents and Restricted Cash[Abstract]
Cash at banks	$ 35,777	$ 49,787
Short-term deposits	0	3,004
Total cash and cash equivalents	$ 35,777	$ 52,791	$ 38,219	$ 37,834